Schedule of Investments
November 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–84.06%
Australia–4.36%
Dexus	129,264	$606,531
Goodman Group	499,123	9,714,011
NEXTDC Ltd.(a)	268,612	2,393,237
Stockland	1,277,724	5,038,208
		17,751,987
Belgium–1.17%
Aedifica S.A.(b)	21,464	1,654,754
Warehouses De Pauw C.V.A.	70,804	1,837,743
Xior Student Housing N.V.(c)	38,079	1,292,157
		4,784,654
Canada–0.91%
Chartwell Retirement Residences	106,400	1,536,478
Dream Industrial REIT	242,600	2,163,080
		3,699,558
France–1.07%
Unibail-Rodamco-Westfield	41,085	4,364,051
Germany–2.64%
Sirius Real Estate Ltd.	2,353,270	3,055,443
TAG Immobilien AG	111,855	1,907,448
Vonovia SE	191,658	5,802,092
		10,764,983
Hong Kong–2.68%
Hongkong Land Holdings Ltd.	300,900	1,912,444
Link REIT	841,600	3,997,332
Sun Hung Kai Properties Ltd.	395,000	5,016,635
		10,926,411
Japan–7.48%
Daiwa House REIT Investment Corp.	2,144	1,944,053
GLP J-Reit	3,227	3,057,675
Invincible Investment Corp.	2,990	1,279,423
Japan Metropolitan Fund Investment Corp.	2,991	2,357,634
KDX Realty Investment Corp.	2,194	2,501,842
Mitsui Fudosan Co. Ltd.	856,300	10,057,695
Nippon Building Fund, Inc.	3,690	3,527,742
Sumitomo Realty & Development Co. Ltd.	119,500	5,774,751
Tokyo Tatemono Co. Ltd.	300	6,631
		30,507,446
Netherlands–0.44%
CTP N.V.(c)	83,547	1,779,732
Singapore–1.42%
CapitaLand Integrated Commercial Trust	1,480,529	2,689,162
Digital Core REIT Management Pte. Ltd.	457,900	231,443
Mapletree Logistics Trust	1,738,500	1,772,045
Mapletree Pan Asia Commercial Trust	972,900	1,097,493
		5,790,143
Shares		Value
Spain–0.54%
Merlin Properties SOCIMI S.A.	149,237	$2,204,409
Sweden–1.66%
Fastighets AB Balder, Class B(a)	939,916	6,757,404
United Kingdom–1.98%
British Land Co. PLC (The)	556,315	2,992,893
Safestore Holdings PLC	239,889	2,352,265
Segro PLC	287,297	2,714,338
		8,059,496
United States–57.71%
American Healthcare REIT, Inc.	121,408	6,165,098
American Homes 4 Rent, Class A	146,644	4,710,205
AvalonBay Communities, Inc.	48,788	8,876,489
Brixmor Property Group, Inc.	213,118	5,570,905
Broadstone Net Lease, Inc.	263,386	4,627,692
CareTrust REIT, Inc.	88,703	3,329,024
Cousins Properties, Inc.	93,333	2,406,125
Crown Castle, Inc.	18,755	1,711,956
Digital Realty Trust, Inc.	84,968	13,605,076
EastGroup Properties, Inc.	43,422	7,867,198
Equinix, Inc.	15,342	11,557,282
Equity Residential	125,292	7,736,781
Extra Space Storage, Inc.	65,923	8,778,966
Federal Realty Investment Trust	26,725	2,638,559
First Industrial Realty Trust, Inc.	153,412	8,781,303
Gaming and Leisure Properties, Inc.	96,661	4,207,653
Healthcare Realty Trust, Inc.(b)	380,885	6,943,534
Host Hotels & Resorts, Inc.	202,623	3,572,243
Invitation Homes, Inc.	98,236	2,770,255
Iron Mountain, Inc.	141,245	12,196,506
Lamar Advertising Co., Class A	19,544	2,587,430
Omega Healthcare Investors, Inc.	172,303	7,912,154
Prologis, Inc.	176,263	22,655,083
Public Storage	26,135	7,175,103
Ryman Hospitality Properties, Inc.(b)	35,706	3,407,424
Simon Property Group, Inc.	63,564	11,843,244
Tanger, Inc.	85,862	2,883,246
UDR, Inc.(b)	135,707	4,942,449
Ventas, Inc.	35,783	2,885,183
Vornado Realty Trust	191,897	7,065,648
W.P. Carey, Inc.	84,150	5,669,185
Welltower, Inc.	135,031	28,116,155
		235,195,154
Total Common Stocks & Other Equity Interests (Cost $307,639,505)		342,585,428
Principal Amount
Asset-Backed Securities–10.86%
ALA Trust, Series 2025-OANA, Class C, 6.05% (1 mo. Term SOFR + 2.09%), 06/15/2040(c)(d)	$2,000,000	2,015,110
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Principal Amount		Value
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09%, 04/15/2057(e)	$1,500,000	$1,575,346
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class E, 6.07% (1 mo. Term SOFR + 2.11%), 09/15/2036(c)(d)	1,060,867	1,060,654
Series 2022-CSMO, Class C, 7.85% (1 mo. Term SOFR + 3.89%), 06/15/2027(c)(d)	600,000	605,411
Series 2022-CSMO, Class D, 8.30% (1 mo. Term SOFR + 4.34%), 06/15/2027(c)(d)	880,000	890,351
BX Trust,
Series 2021-RISE, Class D, 5.82% (1 mo. Term SOFR + 1.86%), 11/15/2036(c)(d)	1,601,053	1,599,512
Series 2019-OC11, Class C, 3.86%, 12/09/2041(c)	1,500,000	1,438,890
Series 2025-VOLT, Class D, 6.75% (1 mo. Term SOFR + 2.75%), 12/15/2044(c)(d)	2,995,000	3,007,158
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class E, 6.98% (1 mo. Term SOFR + 3.02%), 02/15/2039(c)(d)	500,000	472,554
CFK Trust, Series 2019-FAX, Class E, 4.79%, 01/15/2039(c)(e)	1,000,000	921,747
Citigroup Commercial Mortgage Trust,
Series 2020-420K, Class E, 3.42%, 11/10/2042(c)(e)	2,586,000	2,256,818
Series 2020-555, Class F, 3.62%, 12/10/2041(c)(e)	800,000	693,616
Series 2020-555, Class E, 3.62%, 12/10/2041(c)(e)	427,000	379,347
Commercial Mortgage Trust, Series 2025-180W, Class E, 7.61%, 08/10/2042(c)(e)	1,585,000	1,599,320
CONE Trust, Series 2024-DFW1, Class D, 7.00% (1 mo. Term SOFR + 3.04%), 08/15/2041(c)(d)	1,200,000	1,200,338
Hilton USA Trust,
Series 2016-HHV, Class E, 4.33%, 11/05/2038(c)(e)	581,000	573,375
Series 2016-HHV, Class C, 4.33%, 11/05/2038(c)(e)	1,396,500	1,386,627
IP Mortgage Trust, Series 2025-IP, Class D, 6.53%, 06/10/2042(c)(e)	1,315,000	1,342,117
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-UES, Class F, 4.60%, 05/05/2032(c)(e)	558,000	546,118
Series 2019-UES, Class B, 4.14%, 05/05/2032(c)	1,284,000	1,268,362
Series 2019-UES, Class C, 4.34%, 05/05/2032(c)	116,000	114,512
Series 2019-UES, Class D, 4.60%, 05/05/2032(c)(e)	119,000	117,164
Series 2019-UES, Class E, 4.60%, 05/05/2032(c)(e)	138,000	135,215
Series 2019-OSB, Class A, 3.40%, 06/05/2039(c)	1,000,000	948,652
MF1 Trust, Series 2021-W10, Class D, 5.93% (1 mo. Term SOFR + 1.97%), 12/15/2034(c)(d)	2,500,000	2,501,233
Principal Amount		Value
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 6.67% (1 mo. Term SOFR + 2.72%), 04/15/2038(c)(d)	$1,920,000	$1,924,008
MILE Trust, Series 2025-STNE, Class D, 7.46% (1 mo. Term SOFR + 3.50%), 07/15/2042(c)(d)	1,750,000	1,748,247
Natixis Commercial Mortgage Securities Trust, Series 2018-SOX, Class E, 4.93%, 06/17/2038(c)(e)	922,000	885,166
NYC Trust, Series 2024-3ELV, Class D, 7.80% (1 mo. Term SOFR + 3.84%), 08/15/2029(c)(d)	3,000,000	3,014,297
Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038(c)	4,154,000	4,005,709
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class C, 5.71% (1 mo. Term SOFR + 1.75%), 08/15/2042(c)(d)	1,780,000	1,784,274
SREIT Trust,
Series 2021-PALM, Class E, 5.98% (1 mo. Term SOFR + 2.02%), 10/15/2034(c)(d)	1,240,000	1,237,710
Series 2021-PALM, Class C, 5.03% (1 mo. Term SOFR + 1.07%), 10/15/2034(c)(d)	1,000,000	997,747
Total Asset-Backed Securities (Cost $43,796,917)		44,246,705
Shares
Preferred Stocks–2.31%
United States–2.31%
DiamondRock Hospitality Co., 8.25%, Pfd.	167,478	4,253,941
National Storage Affiliates Trust, 6.00%, Series A, Pfd.	241,700	5,153,044
Total Preferred Stocks (Cost $9,921,579)		9,406,985
Money Market Funds–3.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(f)(g)	4,457,061	4,457,061
Invesco Treasury Portfolio, Institutional Class, 3.85%(f)(g)	8,277,284	8,277,284
Total Money Market Funds (Cost $12,734,345)		12,734,345
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.35% (Cost $374,092,346)		408,973,463
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.70%
Invesco Private Government Fund, 4.00%(f)(g)(h)	1,231,361	1,231,361
Invesco Private Prime Fund, 4.12%(f)(g)(h)	5,701,252	5,702,963
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,934,324)		6,934,324
TOTAL INVESTMENTS IN SECURITIES—102.05% (Cost $381,026,670)		415,907,787
OTHER ASSETS LESS LIABILITIES–(2.05)%		(8,336,031)
NET ASSETS–100.00%		$407,571,756
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Investment Abbreviations:
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $45,743,248, which represented 11.22% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(e)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2025.

(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,242,734	$5,340,128	$(4,125,801)	$-	$-	$4,457,061	$50,181
Invesco Treasury Portfolio, Institutional Class	6,022,106	9,917,380	(7,662,202)	-	-	8,277,284	91,690
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	917,144	31,811,173	(31,496,956)	-	-	1,231,361	31,461*
Invesco Private Prime Fund	2,387,995	69,428,853	(66,114,697)	(183)	995	5,702,963	84,499*
Total	$12,569,979	$116,497,534	$(109,399,656)	$(183)	$995	$19,668,669	$257,831

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$17,751,987	$—	$17,751,987
Belgium	—	4,784,654	—	4,784,654
Canada	3,699,558	—	—	3,699,558
France	—	4,364,051	—	4,364,051
Germany	—	10,764,983	—	10,764,983
Hong Kong	—	10,926,411	—	10,926,411
Japan	—	30,507,446	—	30,507,446
Netherlands	—	1,779,732	—	1,779,732
Singapore	—	5,790,143	—	5,790,143
Spain	—	2,204,409	—	2,204,409
Sweden	—	6,757,404	—	6,757,404
United Kingdom	—	8,059,496	—	8,059,496
United States	244,602,139	44,246,705	—	288,848,844
Money Market Funds	12,734,345	6,934,324	—	19,668,669
Total Investments	$261,036,042	$154,871,745	$—	$415,907,787
Invesco Global Real Estate Income Fund